Fair Value (Fair Value Measurement and Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Impaired Loans	$ 2,955,000	$ 14,306,000
Non-financial assets:
Other real estate owned	71,103,000	57,344,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Charges to allowance for probable loan losses in connection with other real estate owned	9,611,000	170,000	$ 30,000
Adjustment to fair value in connection with other real estate owned	322,000	3,071,000	$ 710,000
Impaired commercial collateral dependent loans	2,955,000	14,306,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	1,426,000	10,911,000
Impaired collateral dependent commercial loans with internal evaluation completed within last twelve months	847,000	0
Measured on a non-recurring basis
Assets:
Equity investments without readily determinable fair values	28,166,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	43,000	356,000
Change in net provision, other real estate owned	322,000	3,071,000
Change in net provision, equity investment without readily determinable fair value	4,775,000
Measured on a non-recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Impaired Loans	826,000	1,563,000
Equity investments without readily determinable fair values	28,166,000
Non-financial assets:
Other real estate owned	21,614,000	38,871,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Impaired commercial collateral dependent loans	826,000	1,563,000
Measured on a non-recurring basis | Assets/liabilities measured at fair value
Assets:
Impaired Loans	826,000	1,563,000
Non-financial assets:
Other real estate owned	21,614,000	38,871,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Impaired commercial collateral dependent loans	$ 826,000	$ 1,563,000